EQUITY - Schedule of Distributions Made (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Schedule of Partnership Units [Line Items]
Distributions			$ 973	$ 1,184
Distributions	$ 222	$ 209	$ 443	$ 416
Per unit (in dollars per share)	$ 0.315	$ 0.295	$ 0.63	$ 0.59
Limited partners
Schedule of Partnership Units [Line Items]
Distributions	$ 80	$ 76	$ 160	$ 151
Non-controlling interests | Redeemable / exchangeable and special limited partnership units
Schedule of Partnership Units [Line Items]
Distributions			276	258
Distributions	136	127	273	255
Non-controlling interests | Special LP Units
Schedule of Partnership Units [Line Items]
Distributions	2	2	3	3
Non-controlling interests | Exchange LP Units
Schedule of Partnership Units [Line Items]
Distributions	$ 4	$ 4	$ 7	$ 7